COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Notes to Financial Statements
NOTE 12 - COMMITMENTS AND CONTINGENCIES

Proposed Acquisition of Fitness CF Clubs

On July 7, 2017, 1847 Fitness, Inc. (“1847 Fitness”), a newly-formed subsidiary of our company, entered into a membership interest purchase agreement (the “Fitness CF Purchase Agreement”) with Central Florida Health Clubs, LLC d/b/a Gold’s Gym Orlando, a Florida limited liability company, CLFL, LLC d/b/a Gold’s Gym Clermont, a Florida limited liability company, MTDR LLC d/b/a Gold’s Gym Mt. Dora, a Florida limited liability company, SCFL, LLC d/b/a Gold’s Gym St. Cloud, a Florida limited liability company (collectively, the “Companies”), and the sellers set forth in Exhibit A to the Fitness CF Purchase Agreement, pursuant to which 1847 Fitness will acquire all of the issued and outstanding equity interests in the Companies for an aggregate purchase price of: (i) $14,000,000 in cash (subject to adjustment as described below); (ii) the Gross-Up Amount (as defined below); (iii) 135 shares of the common stock, $0.001 par value, of 1847 Fitness (the “Shares”), constituting 13.5% of the capital stock of 1847 Fitness; and (iv) the issuance of promissory notes in the aggregate principal amount of $1,000,000, in the form and upon such terms as are mutually agreed upon by the parties before the closing date. The “Gross-Up Amount” means the amount the cash portion of the purchase price will be increased, up to a maximum of $238,000, if, subsequent to the date of the stock purchase agreement and prior to the closing date, any seller who receives Shares determines that he or it will incur a federal tax liability resulting from the receipt of Shares as a portion of the purchase price.

The cash portion of the purchase price is subject to several pre-closing adjustments. If the Companies’ working capital is less than -$40,000, then the cash portion of the purchase price will be reduced by an amount equal to such difference. In addition, the cash portion will be decreased by the amount of any outstanding indebtedness of the Companies existing as of the closing date. Finally, if the Companies complete the acquisition of an additional fitness club located in Clermont, Florida, then the cash portion will be increased by an amount equal to 125% of the capitalized costs associated with the new club.

The cash portion of the purchase price is also subject to a post-closing working capital adjustment provision. Under this provision, the cash portion of the purchase price will be adjusted upward if the working capital reflected in the final certified balance sheet of the Companies as of a date on or about the closing date exceeds the working capital reflected in the preliminary balance sheet of the Companies. The cash portion of the purchase price will be adjusted downward if the working capital reflected in the final certified balance sheet of the Companies as of a date on or about the closing date is less than the working capital reflected in the preliminary balance sheet of the Companies. In each case, the working capital adjustment will be calculated in accordance with the working capital details specified in the Fitness CF Purchase Agreement.

The Fitness CF Purchase Agreement contains customary representations, warranties and covenants, including a covenant that the sellers will not compete with the business of Companies for a period of three (3) years following closing. The Fitness CF Purchase Agreementalso contains mutual indemnification for breaches of representations or warranties and failure to perform covenants or obligations contained in the Fitness CF Purchase Agreement. In the case of the indemnification provided by the sellers with respect to breaches of certain non-fundamental representations and warranties, the sellers will only become liable for indemnified losses if the amount exceeds $150,000, whereupon they will be liable for all losses relating back to the first dollar. Furthermore, the liability of the sellers for breaches of certain non-fundamental representations and warranties shall not exceed the purchase price payable under the Fitness CF Purchase Agreement.

The closing of the Fitness CF Purchase Agreementis subject to customary closing conditions, including, without limitation: (1) the completion of business, accounting and legal due diligence investigations; the receipt of all authorizations, consents and approvals of all governmental authorities or agencies; (2) the receipt of any required consents of any third parties; the release of any security interests; and (3) delivery of all documents required for the transfer of shares of the Companies to 1847 Fitness.

Agreement of Lease - Related Party

On March 3, 2017, Neese entered into an agreement of lease with K&A Holdings, LLC, a limited liability company that is wholly-owned by the sellers of Neese. The agreement of lease is for a term of ten (10) years and provides for a base rent of $8,333 per month. In the event of late payment, interest shall accrue on the unpaid amount at the rate of eighteen percent (18%) per annum. The agreement of lease contains customary events of default, including if Neese shall fail to pay rent within five (5) days after the due date, or if Neese shall fail to perform any other terms, covenants or conditions under the agreement of lease, and other customary representations, warranties and covenants.

 Future minimum lease payments are approximately as follows:

Year Ending December 31,	Operating Leases
2017 (remainder of the year)	$25,000
2018	100,000
2019	100,000
2020	100,000
2021	100,000
thereafter	525,000
Total minimum lease payments	$950,000

Corporate office

An office space has been leased on a month-by-month basis.

The officers and directors are involved in other business activities and most likely will become involved in other business activities in the future.

The Company neither owns nor leases any real or personal property. An office space has been leased on a month by month basis.

The officers and directors are involved in other business activities and most likely will become involved in other business activities in the future.